Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Employee Benefits [Line Items]
Present value of projected benefit obligation at the end of the year	₨ 131,687	₨ 109,826
Funded status of the plans	(32,567)	(20,712)	₨ (35,589)	₨ (33,135)
Recognized (asset) / liability	₨ 99,120	₨ 89,114